Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Effective January 1, 2013, we entered into a three-month consulting agreement with a consulting firm pursuant to which the firm would provide investor relations services. The consulting firm was issued 500,000 shares of restricted shares of common stock valued at $50,000 and the expense was recognized over the three-month service period.

Effective April 3, 2013, we entered into a twelve-month consulting agreement with a consultant pursuant to which the consultant would provide investor relations services. The consultant was issued 500,000 shares of restricted shares of common stock valued at $50,000 and the expense is being recognized over the term of the agreement. In June 2013, we entered into an amendment to the consulting agreement.  The consultant agreed to provide additional services over the remaining term of the agreement and, in consideration, we issued the consultant 250,000 shares of our restricted common stock valued at $125,000 and we agreed to issue the consultant a warrant to purchase 500,000 shares of our common stock at an exercise price of $0.50, with a fair market value of $250,000. The warrant was issued on July 1, 2013.

Operating Leases

In August 2013 we entered into a twelve-month lease for a virtual office in West Palm Beach, Florida at a monthly rental of $299 plus taxes. The lease automatically renewed for an additional twelve months in August 2014.

On January 1, 2014, NACSV renewed a lease agreement for two buildings under a year-to-year operating lease with monthly rent payments totaling $6,749.

Future minimum lease payments on all operating leases at June 30, 2014 are $44,381.

Note 6 – Commitments and Contingencies

Consulting Agreements

Effective May 9, 2012, we entered into a one-year “referral compensation agreement” with a third party consulting firm pursuant to which the firm would facilitate meetings and introductions on our behalf with certain potential investors in return for our agreement to pay the consulting firm compensation for these introduction.  The consulting firm was issued 250,000 shares of restricted shares of commons stock valued at $15,000.

Effective May 15 2012, we entered into a one-year “referral compensation agreement” with a third party consulting firm pursuant to which the firm would facilitate meetings and introductions on our behalf with certain potential investors in return for our agreement to pay the consulting firm compensation for these introduction.  The consulting firm was issued 500,000 shares of restricted shares of commons stock valued at $25,000.

Effective July 27 2012, we entered into a one-year “referral compensation agreement” with a third party consulting firm pursuant to which the firm would facilitate meetings and introductions on our with certain potential investors in return for our agreement to pay the consulting firm compensation for these introduction.  The consulting firm was issued 250,000 shares of restricted shares of commons stock valued a $13,000.

Effective January 1, 2013, we entered into a three-month consulting agreement with a consulting firm pursuant to which the firm would provide investor relations services.  The consulting firm was issued 500,000 shares of restricted shares of common stock valued at $50,000 and the expense was recognized over the three-month service period.

Effective April 3, 2013, we entered into a twelve-month consulting agreement with a consultant pursuant to which the consultant would provide investor relations services.  The consultant was issued 500,000 shares of restricted shares of common stock valued at $50,000 and the expense is being recognized over the term of the agreement. In June 2013, we entered into an amendment to the consulting agreement.  The consultant agreed to provide additional services over the remaining term of the agreement and, in consideration, we issued the consultant 250,000 shares of our restricted common stock valued at $125,000 and we agreed to issue the consultant a warrant to purchase 500,000 shares of our common stock at an exercise price of $.50, with a fair market value of $250,000.  The warrant was issued on July 1, 2013.

Office Lease

In August 2013 we entered into a twelve-month lease for a virtual office in West Palm Beach, Florida at a monthly rental of $299 plus taxes.  Future minimum lease payments at December 31, 2013 are $2,093.